Balance Sheet Components - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 6,163	$ 1,143	$ 846
Work in process	2,758	842	1,728
Finished goods	2,889	2,611	448
Total inventories	$ 11,810	$ 4,596	$ 3,022